UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

JennisonDryden Opportunity Funds

(f/k/a Strategic Partners Opportunity Funds)

Exact name of registrant as specified in charter

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 2/28/2009

Date of reporting period: 8/31/2008

Item 1– Reports to Stockholders

AUGUST 31, 2008	SEMIANNUAL REPORT

Jennison Select Growth Fund

FUND TYPE

Large and medium capitalization stocks

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Select Growth Fund

Jennison Select Growth Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Select Growth Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.81%; Class B, 2.51%; Class C, 2.51%; Class L, 2.01%; Class M, 2.51%; Class X, 2.51%; Class Z, 1.51%. Net operating expenses apply to: Class A, 1.76%; Class B, 2.51%; Class C, 2.51%; Class L, 2.01%; Class M, 2.51%; Class X, 2.51%; Class Z, 1.51%, after contractual reduction through 6/30/2009.

Cumulative Total Returns as of 8/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	0.55%	–4.10%	30.40%	–27.50%
Class B	0.15	–4.75	25.60	–31.80
Class C	0.29	–4.75	25.60	–31.80
Class L	0.56	N/A	N/A	–12.35
Class M	0.15	N/A	N/A	–12.79
Class X	0.15	N/A	N/A	–12.79
Class Z	0.82	–3.77	32.09	–25.90
Russell 1000 Growth Index[2]	–0.22	–6.77	34.42	**
S&P 500 Index[3]	–2.57	–11.13	39.72	***
Lipper Large-Cap Growth Funds Avg.[4]	–1.07	–7.15	31.78	****

Average Annual Total Returns[5] as of 9/30/08
		One Year	Five Years	Since Inception[1]
Class A		–24.45%	2.51%	–5.82%
Class B		–24.50	2.74	–5.87
Class C		–21.45	2.93	–5.89
Class L		N/A	N/A	N/A
Class M		N/A	N/A	N/A
Class X		N/A	N/A	N/A
Class Z		–19.80	3.97	–4.93
Russell 1000 Growth Index[2]		–20.88	3.74	**
S&P 500 Index[3]		–21.96	5.17	***
Lipper Large-Cap Growth Funds Avg.[4]		–22.95	3.25	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, and Class Z, 6/2/00; Class L, Class M, and Class X, 10/29/07.

2The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class Z shares are not subject to a 12b-1 fee. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 8/31/08 are –26.64% for Class A, Class B, Class C, and Class Z; and –10.52% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/08 is –5.06% for Class A, Class B, Class C, and Class Z. Class L, Class M, and Class X shares have been in existence for less than one year and have no average annual total return performance information available.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 8/31/08 are 4.02% for Class A, Class B, Class C, and Class Z; and –14.33% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/08 is –0.64% for Class A, Class B, Class C, and Class Z. Class L, Class M, and Class X shares have been in existence for less than one year and have no average annual total return performance information available.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/08 are –17.20% for Class A, Class B, Class C, and Class Z; and –12.12% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/08 is –4.00% for Class A, Class B, Class C, and Class Z. Class L, Class M, and Class X shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/08
Apple, Inc., Computer & Peripherals	5.1%
Gilead Sciences, Inc., Biotechnology	5.0
Schlumber Ltd., Energy Equipment & Services	4.7
Google, Inc. (Class A Shares), Internet Software & Services	4.5
Monsanto Co., Chemicals	4.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/08
Biotechnology	11.0%
Communications Equipment	10.2
Energy Equipment & Services	10.0
Computer & Peripherals	8.4
Healthcare Equipment & Supplies	6.9

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2008, at the beginning of the period, and held through the six-month period ended August 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the

Jennison Select Growth Fund	5

Fees and Expenses (continued)

ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Select Growth Fund		Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,005.50	1.69%	$8.54
	Hypothetical	$1,000.00	$1,016.69	1.69%	$8.59

Class B	Actual	$1,000.00	$1,001.50	2.44%	$12.31
	Hypothetical	$1,000.00	$1,012.91	2.44%	$12.38

Class C	Actual	$1,000.00	$1,002.90	2.44%	$12.32
	Hypothetical	$1,000.00	$1,012.91	2.44%	$12.38

Class L	Actual**	$1,000.00	$1,005.60	1.94%	$9.81
	Hypothetical	$1,000.00	$1,015.43	1.94%	$9.86

Class M	Actual**	$1,000.00	$1,001.50	2.44%	$12.31
	Hypothetical	$1,000.00	$1,012.91	2.44%	$12.38

Class X	Actual**	$1,000.00	$1,001.50	2.44%	$12.31
	Hypothetical	$1,000.00	$1,012.91	2.44%	$12.38

Class Z	Actual	$1,000.00	$1,008.20	1.44%	$7.29
	Hypothetical	$1,000.00	$1,017.95	1.44%	$7.32

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2008, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class L, M and X shares commenced operations on October 29, 2007.

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Portfolio of Investments

as of August 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS

Aerospace & Defense 2.1%
65,880	United Technologies Corp.	$4,321,069

Air Freight & Logistics 1.5%
89,700	Expeditors International of Washington, Inc.(b)	3,237,273

Beverages 1.4%
57,300	Coca-Cola Co. (The)(b)	2,983,611

Biotechnology 11.0%
51,800	BioMarin Pharmaceutical, Inc.(a)(b)	1,561,252
65,300	Celgene Corp.(a)	4,525,290
65,900	Genentech, Inc.(a)	6,507,625
201,600	Gilead Sciences, Inc.(a)(b)	10,620,288

		23,214,455

Capital Markets 3.9%
212,150	Charles Schwab Corp. (The)	5,089,479
18,500	Goldman Sachs Group, Inc. (The)(b)	3,033,445

		8,122,924

Chemicals 4.0%
74,000	Monsanto Co.	8,454,500

Communications Equipment 10.2%
323,050	Cisco Systems, Inc.(a)	7,769,352
81,700	Nokia Oyj,(ADR) (Finland)	2,056,389
127,950	QUALCOMM, Inc.(b)	6,736,568
40,220	Research In Motion Ltd.(a)	4,890,752

		21,453,061

Computer & Peripherals 8.4%
62,900	Apple, Inc.(a)	10,663,437
150,000	Hewlett-Packard Co.	7,038,000

		17,701,437

Electrical Equipment 2.2%
190,800	ABB Ltd.,(ADR) (Switzerland)	4,687,956

See Notes to Financial Statements.

Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services 10.0%
17,800	First Solar, Inc.(a)	$4,924,370
144,000	Halliburton Co.	6,327,360
104,610	Schlumberger Ltd.	9,856,354

		21,108,084

Food & Staples Retailing 6.8%
56,100	Costco Wholesale Corp.(b)	3,762,066
139,900	CVS Caremark Corp.	5,120,340
94,100	Wal-Mart Stores, Inc.	5,558,487

		14,440,893

Healthcare Equipment & Supplies 6.9%
41,500	Alcon, Inc.	7,067,035
109,700	Baxter International, Inc.	7,433,272

		14,500,307

Hotels, Restaurants & Leisure 1.5%
130,500	Burger King Holdings Inc.(b)	3,239,010

Household Products 2.3%
62,800	Colgate-Palmolive Co.	4,774,684

Internet & Catalog Retail 3.3%
86,700	Amazon.com, Inc.(a)(b)	7,006,227

Internet Software & Services 4.5%
20,450	Google, Inc. (Class A Shares)(a)	9,474,281

IT Services 4.8%
102,300	Infosys Technologies Ltd.,(ADR) (India)(b)	4,222,944
77,100	Visa, Inc. (Class A Shares)(b)	5,851,890

		10,074,834

Life Sciences, Tools & Services 3.1%
106,440	Thermo Fisher Scientific, Inc.(a)(b)	6,446,006

Media 1.6%
104,900	Walt Disney Co. (The)(b)	3,393,515

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 4.2%
125,600	Teva Pharmaceutical Industries Ltd.,(ADR)(Israel)(b)	$5,945,904
65,800	Wyeth	2,847,824

		8,793,728

Semiconductors & Semiconductor Equipment 0.9%
143,100	Nvidia Corp.(a)	1,808,784

Software 2.2%
108,400	Adobe Systems, Inc.(a)	4,642,772

Textiles, Apparel & Luxury Goods 1.4%
47,300	NIKE, Inc. (Class B Shares)(b)	2,866,853

	Total long-term investments (cost $174,737,645)	206,746,264

SHORT-TERM INVESTMENT 28.7%

Affiliated Money Market Mutual Fund
60,518,080	Dryden Core Investment Fund - Taxable Money Market Series (cost $60,518,080; includes $58,033,869 of cash collateral received for securities on loan)(c)(d)	60,518,080

	Total Investments 126.9% (cost $235,255,725; Note 5)	267,264,344
	Liabilities in excess of assets (26.9%)	(56,585,916)

	Net Assets 100.0%	$210,678,428

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $55,639,179; cash collateral of $58,033,869 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices—Long	$267,264,344	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$267,264,344	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 29, 2008, and August 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) used in determining the valuation of investments.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 27.6% of collateral received for securities on loan)	28.7%
Biotechnology	11.0
Communications Equipment	10.2
Energy Equipment & Services	10.0
Computer & Peripherals	8.4
Healthcare Equipment & Supplies	6.9
Food & Staples Retailing	6.8
IT Services	4.8
Internet Software & Services	4.5
Pharmaceuticals	4.2
Chemicals	4.0
Capital Markets	3.9
Internet & Catalog Retail	3.3
Life Sciences, Tools & Services	3.1
Household Products	2.3
Electrical Equipment	2.2
Software	2.2
Aerospace & Defense	2.1
Media	1.6
Air Freight & Logistics	1.5
Hotels, Restaurants & Leisure	1.5
Beverages	1.4
Textiles, Apparel & Luxury Goods	1.4
Semiconductor & Semiconductor Equipment	0.9

126.9
Liabilities in excess of other assets	(26.9)

100.0%

See Notes to Financial Statements.

Jennison Select Growth Fund	11

Statement of Assets and Liabilities

as of August 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $55,639,179:
Unaffiliated investments (cost $174,737,645)	$206,746,264
Affiliated investments (cost $60,518,080)	60,518,080
Cash	207,591
Receivable for investments sold	1,859,315
Dividends receivable	133,161
Foreign tax reclaim receivable	36,488
Receivable for Fund shares sold	13,423
Prepaid expenses	8,938

Total assets	269,523,260

Liabilities
Payable to broker for collateral for securities on loan	58,033,869
Payable for Fund shares reacquired	249,470
Accrued expenses and other liabilities	247,968
Management fee payable	164,013
Distribution fee payable	105,932
Affiliated transfer agent fee payable	35,074
Deferred trustees’ fees	8,506

Total liabilities	58,844,832

Net Assets	$210,678,428

Net assets were comprised of:
Shares of beneficial interest, at par	$29,773
Paid-in capital in excess of par	875,745,633

875,775,406
Accumulated net investment loss	(1,037,582)
Accumulated net realized loss on investments	(696,068,015)
Net unrealized appreciation on investments	32,008,619

Net assets, August 31, 2008	$210,678,428

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($98,802,767 ÷ 13,619,103 shares of beneficial interest issued and outstanding)	$7.25
Maximum sales charge (5.50% of offering price)	.42

Maximum offering price to public	$7.67

Class B
Net asset value, offering price and redemption price per share ($9,686,933 ÷ 1,419,118 shares of beneficial interest issued and outstanding)	$6.83

Class C
Net asset value, offering price and redemption price per share ($36,514,465 ÷ 5,352,288 shares of beneficial interest issued and outstanding)	$6.82

Class L
Net asset value, offering price and redemption price per share ($26,764,286 ÷ 3,696,559 shares of beneficial interest issued and outstanding)	$7.24

Class M
Net asset value, offering price and redemption price per share ($23,979,727 ÷ 3,512,585 shares of beneficial interest issued and outstanding)	$6.83

Class X
Net asset value, offering price and redemption price per share ($13,703,164 ÷ 2,007,831 shares of beneficial interest issued and outstanding)	$6.82

Class Z
Net asset value, offering price and redemption price per share ($1,227,087 ÷ 165,613 shares of beneficial interest issued and outstanding)	$7.41

See Notes to Financial Statements.

Jennison Select Growth Fund	13

Statement of Operations

Six Months Ended August 31, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $51,719)	$1,083,469
Affiliated income from securities loaned, net	110,356
Affiliated dividend income	35,452

Total income	1,229,277

Expenses
Management fee	1,026,810
Distribution fee—Class A	123,491
Distribution fee—Class B	54,168
Distribution fee—Class C	197,975
Distribution fee—Class L	73,328
Distribution fee—Class M	166,673
Distribution fee—Class X	75,252
Transfer agent’s fee and expenses (including affiliated expense of $185,900)	483,000
Registration fees	31,000
Custodian’s fees and expenses	26,000
Reports to shareholders	20,000
Legal fees and expenses	15,000
Trustees’ fees	13,000
Audit fee	11,000
Loan interest expense (Note 7)	234
Miscellaneous expenses	19,956

Total expenses	2,336,887
Less: expense subsidy (Note 2)	(79,863)

Net expenses	2,257,024

Net investment loss	(1,027,747)

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(12,118,531)
Net change in unrealized appreciation (depreciation) on investments	14,703,110

Net gain on investments	2,584,579

Net Increase In Net Assets Resulting From Operations	$1,556,832

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2008	Year Ended February 29, 2008
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,027,747)	$(1,183,900)
Net realized gain (loss) on investments	(12,118,531)	27,775,778
Net change in unrealized appreciation (depreciation) on investments	14,703,110	(54,738,852)

Net increase (decrease) in net assets resulting from operations	1,556,832	(28,146,974)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,166,843	5,822,450
Net asset value of shares issued in connection with merger (Note 8)	—	228,481,837
Cost of shares reacquired	(23,560,907)	(34,821,011)

Net increase (decrease) in net assets resulting from Fund share transactions	(19,394,064)	199,483,276

Total increase (decrease)	(17,837,232)	171,336,302

Net Assets
Beginning of period	228,515,660	57,179,358

End of period	$210,678,428	$228,515,660

See Notes to Financial Statements.

Jennison Select Growth Fund	15

Notes to Financial Statements

(Unaudited)

JennisonDryden Opportunity Funds (formerly, Strategic Partners Opportunity Funds) (the “Trust”), is registered under the Investment Company Act of 1940 as a open-end management investment company. The trust currently consists of three funds: Jennison Select Growth Fund (the “Series”) and Dryden Strategic Value Fund, and Jennison Small-Cap Opportunity Fund. These financial statements relate to Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Dryden Strategic Value Fund and Jennison Small-Cap Opportunity Fund are not presented herein. The Trust was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Series is long-term growth of capital. The Series seeks to achieve its investment objective by investing primarily (at least 65% of its total assets) in approximately 40 equity-related securities that are selected by the Series investment subadviser, as having strong capital appreciation potential.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Series in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the

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factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at current market quotations.

Securities Lending: The Series may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential. PIM provides Jennison with certain research services and assists with maintenance of books and records as Jennison may request from time

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to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90 of 1% of the Series’ average daily net assets up to and including $1 billion and .85 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90 of 1% for the six months ended August 31, 2008.

Prudential Investments LLC (“PI”), as the Investment Manager of the Jennison Fund, has contractually agreed to waive up to 0.07% of the Jennison Fund’s management fee on an annualized basis until October 31, 2008, to the extent the Jennison Fund’s net operating expenses, exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses, exceed 1.25% as a result of the reorganization.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to 0.25 of 1% of the average daily net assets of the Class A shares for the six months ended August 31, 2008.

PIMS has advised the Series that it has received approximately $27,400 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2008. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended August 31, 2008, it received approximately $1,800, $13,500, $600, $16,800 and $7,300 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2008 the Series incurred approximately $75,600 in total networking fees, of which approximately $22,600 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM is the Series’ security lending agent. For the six months ended August 31, 2008, PIM has been compensated approximately $47,300 for these services.

The Series invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a Money Market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2008, were $81,111,800 and $103,809,408, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series investments and the net unrealized appreciation (depreciation) as of August 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$239,354,511	$34,207,700	$(6,297,867)	$27,909,833

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The difference between book basis and tax basis was attributable to deferred losses on wash sales.

For federal income tax purposes, the Series had a capital loss carryforward at August 31, 2008 of approximately $682,078,000 of which $384,441,000 expires in 2009, $201,056,000 expires in 2010, $82,010,000 expires in 2011 and $14,571,000 expires in 2012. Approximately $27,614,000 of the Series’ capital loss carryforward was used to offset net taxable gains realized in the six months ended August 31, 2008. Certain portions of the capital loss carryforwards were assumed by the Series as a result of an acquisition. Utilization of these capital loss carryforwards were limited in accordance with income tax regulations. As of August 31, 2008, approximately $391,391,000 of its capital loss carryforward was written-off due to expiration and loss limitations. Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Series will be able to realize the full benefit prior to the expiration date.

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Series financial statements. The Series federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject

Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2008:
Shares sold	344,197	$2,557,243
Shares reacquired	(1,376,280)	(10,238,760)

Net increase (decrease) in shares outstanding before conversion	(1,032,083)	(7,681,517)
Shares issued upon conversion from Class B, Class M and Class X	2,553,384	18,762,922

Net increase (decrease) in shares outstanding	1,521,301	$11,081,405

Year ended February 29, 2008:
Shares sold	527,232	$4,041,539
Shares issued in connection with the merger	7,331,784	60,554,876
Shares reacquired	(1,517,677)	(11,772,168)

Net increase (decrease) in shares outstanding before conversion	6,341,339	52,824,247
Shares issued upon conversion from Class B, Class M and Class X	4,528,205	34,677,931

Net increase (decrease) in shares outstanding	10,869,544	$87,502,178

Class B
Six months ended August 31, 2008:
Shares sold	85,781	$599,141
Shares reacquired	(143,723)	(1,011,972)

Net increase (decrease) in shares outstanding before conversion	(57,942)	(412,831)
Shares reacquired upon conversion into Class A	(257,089)	(1,773,481)

Net increase (decrease) in shares outstanding	(315,031)	$(2,186,312)

Year ended February 29, 2008:
Shares sold	89,211	$647,784
Shares issued in connection with the merger	810,832	6,339,878
Shares reacquired	(890,747)	(6,404,200)

Net increase (decrease) in shares outstanding before conversion	9,296	583,462
Shares reacquired upon conversion into Class A	(2,660,376)	(19,240,597)

Net increase (decrease) in shares outstanding	(2,651,080)	$(18,657,135)

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Class C	Shares	Amount
Six months ended August 31, 2008:
Shares sold	70,585	$501,651
Shares reacquired	(528,949)	(3,720,654)

Net increase (decrease) in shares outstanding	(458,364)	$(3,219,003)

Year ended February 29, 2008:
Shares sold	79,544	$588,862
Shares issued in connection with the merger	4,255,639	33,260,573
Shares reacquired	(879,115)	(6,388,264)

Net increase (decrease) in shares outstanding	3,456,068	$27,461,171

Class L
Six months ended August 31, 2008:
Shares sold	14,404	$108,434
Shares reacquired	(418,566)	(3,108,605)

Net increase (decrease) in shares outstanding	(404,162)	$(3,000,171)

October 29, 2007* through February 29, 2008:
Shares sold	10,626	$82,936
Shares issued in connection with the merger	4,445,491	36,716,319
Shares reacquired	(355,396)	(2,746,166)

Net increase (decrease) in shares outstanding	4,100,721	$34,053,089

Class M
Six months ended August 31, 2008:
Shares sold	9,699	$69,198
Shares reacquired	(524,029)	(3,688,793)

Net increase (decrease) in shares outstanding before conversion	(514,330)	(3,619,595)
Shares reacquired upon conversion into Class A	(2,436,227)	(16,890,408)

Net increase (decrease) in shares outstanding	(2,950,557)	$(20,510,003)

October 29, 2007* through February 29, 2008:
Shares sold	21,038	$153,635
Shares issued in connection with the merger	9,284,341	72,594,026
Shares reacquired	(724,430)	(5,307,051)

Net increase (decrease) in shares outstanding before conversion	8,580,949	67,440,610
Shares reacquired upon conversion into Class A	(2,117,807)	(15,412,791)

Net increase (decrease) in shares outstanding	6,463,142	$52,027,819

Class X
Six months ended August 31, 2008:
Shares sold	25,410	$189,168
Shares reacquired	(228,980)	(1,606,218)

Net increase (decrease) in shares outstanding before conversion	(203,570)	(1,417,050)
Shares reacquired upon conversion into Class A	(14,249)	(99,033)

Net increase (decrease) in shares outstanding	(217,819)	$(1,516,083)

Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
October 29, 2007* through February 29, 2008:
Shares sold	28,068	$200,391
Shares issued in connection with the merger	2,432,054	19,016,165
Shares reacquired	(231,251)	(1,704,472)

Net increase (decrease) in shares outstanding before conversion	2,228,871	17,512,084
Shares reacquired upon conversion into Class A	(3,221)	(24,543)

Net increase (decrease) in shares outstanding	2,225,650	$17,487,541

Class Z
Six months ended August 31, 2008:
Shares sold	18,964	$142,008
Shares reacquired	(24,241)	(185,905)

Net increase (decrease) in shares outstanding	(5,277)	$(43,897)

Year ended February 29, 2008:
Shares sold	14,080	$107,303
Shares reacquired	(63,834)	(498,690)

Net increase (decrease) in shares outstanding	(49,754)	$(391,387)

*	Inception date.

Note 7. Borrowing

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

During the period ended August 31, 2008, the Series, paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $283,938 for 10 days at a weighted average interest rate of 4.01%

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Note 8. Reorganization

On October 26, 2007, the Series acquired all of the net assets of Strategic Partners Concentrated Growth Fund (the merged fund) pursuant to a plan of reorganization approved by the Strategic Partners Concentrated Growth Fund shareholders on September 11, 2007. The acquisition was accomplished by a tax-free exchange of Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund for the corresponding classes of Strategic Partners Concentrated Growth Fund.

Strategic Partners Concentrated Growth Fund		Jennison Select Growth Fund
Class	Shares	Class	Shares	Value
A	3,757,586	A	7,331,784	$60,554,876
B	466,045	B	810,832	6,339,878
C	2,451,931	C	4,255,639	33,260,573
L	2,297,314	L	4,445,491	36,716,319
M	5,332,863	M	9,284,341	72,594,026
X	1,394,949	X	2,432,054	19,016,165

The aggregate net assets and unrealized appreciation of the merged fund immediately before the acquisition were:

	Total Net Assets	Unrealized Appreciation
Strategic Partners Concentrated Growth Fund	$228,481,837	$59,863,372

The aggregate net assets of Jennison Select Growth Fund immediately before the acquisition was $54,414,824.

The Fund acquired capital loss carryforwards from the merger with Strategic Partners Concentrated Growth Fund in the amount of $936,604,680 (amount included in Note 5). The future utilization of capital loss carryforwards may be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.

Note 9. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative

Jennison Select Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

(Unaudited)

AUGUST 31, 2008	SEMIANNUAL REPORT

Jennison Select Growth Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.21

Income (loss) from investment operations
Net investment loss	(.02)
Net realized and unrealized gain (loss) on investment transactions	.06

Total from investment operations	.04

Net asset value, end of period	$7.25

Total Return(b):	.55%
Ratios/Supplemental Data:
Net assets, end of period (000)	$98,803
Average net assets (000)	$97,987
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.69	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(e)(f)
Net investment loss	(.64	)%(e)(f)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover	36	%(g)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commisions, 12B-1 fees and certain extraordinary expenses) to 1.25% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.76%, 1.51%, and (.57)%, respectively, for the six months ended August 31, 2008 and 1.74%, 1.49%, and (.58)%, respectively, for the year ended February 29, 2008.
(f)	Annualized
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28/29,
2008(a)		2007(a)	2006(a)	2005	2004

$7.27		$7.28	$6.21	$5.99	$4.41

(.04)		(.07)	(.07)	(.06)	(.06)
(.02)		.06	1.14	.28	1.64

(.06)		(.01)	1.07	.22	1.58

$7.21		$7.27	$7.28	$6.21	$5.99

(.83)%		(.14)%	17.23%	3.67%	35.83%

$87,213		$8,933	$18,621	$12,162	$15,734
$41,353		$10,008	$14,606	$13,789	$16,241

1.71	%(e)	1.85%	1.78%	1.77%	1.69%
1.46	%(e)	1.60%	1.53%	1.52%	1.44%
(.55	)%(e)	(1.04)%	(1.01)%	(.81)%	(.99)%

187%		86%	164%	86%	100%

See Notes to Financial Statements.

Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.81

Income (loss) from investment operations
Net investment loss	(.04)
Net realized and unrealized gain (loss) on investment transactions	.06

Total from investment operations	.02

Net asset value, end of period	$6.83

Total Return(b):	.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,687
Average net assets (000)	$10,745
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.44	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(d)(e)
Net investment loss	(1.34	)%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	As of November 1, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commisions, 12B-1 fees and certain extraordinary expenses) to 1.25% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.51%, 1.51%, and (1.27)%, respectively, for the six months ended August 31, 2008 and 2.49%, 1.49%, and (1.51)%, respectively, for the year ended February 29, 2008.
(e)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended February 28/29,
2008(a)		2007(a)	2006(a)	2005	2004

$6.92		$6.97	$6.00	$5.83	$4.33

(.10)		(.12)	(.12)	(.10)	(.10)
(.01)		.07	1.09	.27	1.60

(.11)		(.05)	.97	.17	1.50

$6.81		$6.92	$6.97	$6.00	$5.83

(1.59)%		(.72)%	16.17%	2.92%	34.64%

$11,806		$30,329	$43,520	$49,855	$62,471
$17,664		$35,402	$46,586	$55,354	$62,157

2.46	%(d)	2.60%	2.53%	2.52%	2.44%
1.46	%(d)	1.60%	1.53%	1.52%	1.44%
(1.48	)%(d)	(1.79)%	(1.82)%	(1.56)%	(1.74)%

See Notes to Financial Statements.

Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.80

Income (loss) from investment operations
Net investment loss	(.05)
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.02

Net asset value, end of period	$6.82

Total Return(b):	.29%
Ratios/Supplemental Data:
Net assets, end of period (000)	$36,514
Average net assets (000)	$39,272
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.44	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(d)(e)
Net investment loss	(1.37	)%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	As of November 1, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commisions, 12B-1 fees and certain extraordinary expenses) to 1.25% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.51%, 1.51%, and (1.30)%, respectively, for the six months ended August 31, 2008 and 2.49%, 1.49%, and (1.39)%, respectively, for the year ended February 29, 2008.
(e)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class C
Year Ended February 28/29,
2008(a)		2007(a)	2006(a)	2005	2004

$6.92		$6.97	$6.00	$5.82	$4.33

(.09)		(.12)	(.12)	(.11)	(.10)
(.03)		.07	1.09	.29	1.59

(.12)		(.05)	.97	.18	1.49

$6.80		$6.92	$6.97	$6.00	$5.82

(1.73)%		(.72)%	16.17%	3.09%	34.41%

$39,541		$16,284	$24,221	$28,015	$37,685
$25,312		$19,426	$25,883	$32,503	$38,987

2.46	%(d)	2.60%	2.53%	2.52%	2.44%
1.46	%(d)	1.60%	1.53%	1.52%	1.44%
(1.36	)%(d)	(1.79)%	(1.82)%	(1.56)%	(1.74)%

See Notes to Financial Statements.

Jennison Select Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended August 31, 2008(b)		October 29, 2007(a) through February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.20		$8.26

Income (loss) from investment operations
Net investment loss	(.03)		(.02)
Net realized and unrealized gain (loss) on investment transactions	.07		(1.04)

Total from investment operations	.04		(1.06)

Net asset value, end of period	$7.24		$7.20

Total Return(c):	.55%		(12.83)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,764		$29,541
Average net assets (000)	$29,092		$33,160
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.94	%(e)(f)	1.96	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(e)(f)	1.46	%(e)(f)
Net investment loss	(.86	)%(e)(f)	(.59	)%(e)(f)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commisions, 12B-1 fees and certain extraordinary expenses) to 1.25% of the average daily net assets of Class L. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.01%, 1.51%, and (.79)%, respectively, for the six months ended August 31, 2008 and 1.99%, 1.49%, and (.62)%, respectively, for the period ended February 29, 2008.
(f)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

	Class M
	Six Months Ended August 31, 2008(b)		October 29, 2007(a) through February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.81		$7.82

Income (loss) from investment operations
Net investment loss	(.04)		(.03)
Net realized and unrealized gain (loss) on investment transactions	.06		(.98)

Total from investment operations	.02		(1.01)

Net asset value, end of period	$6.83		$6.81

Total Return(c):	.29%		(12.92)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$23,980		$44,006
Average net assets (000)	$33,062		$58,596
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.44	%(e)(f)	2.46	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(e)(f)	1.46	%(e)(f)
Net investment loss	(1.30	)%(e)(f)	(1.08	)%(e)(f)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commisions, 12B-1 fees and certain extraordinary expenses) to 1.25% of the average daily net assets of Class M. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.51%, 1.51%, and (1.23)%, respectively, for the six months ended August 31, 2008 and 2.49%, 1.49%, and (1.11)%, respectively, for the period ended February 29, 2008.
(f)	Annualized.

See Notes to Financial Statements.

Jennison Select Growth Fund	35

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended August 31, 2008(b)		October 29, 2007(a) through February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.81		$7.82

Income (loss) from investment operations
Net investment loss	(.05)		(.03)
Net realized and unrealized gain (loss) on investment transactions	.06		(.98)

Total from investment operations	.01		(1.01)

Net asset value, end of period	$6.82		$6.81

Total Return(c):	.15%		(12.92)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,703		$15,152
Average net assets (000)	$14,928		$17,003
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.44	%(e)(f)	2.46	%(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(e)(f)	1.46	%(e)(f)
Net investment loss	(1.37	)%(e)(f)	(1.09	)%(e)(f)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	As of November 1, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commisions, 12B-1 fees and certain extraordinary expenses) to 1.25% of the average daily net assets of Class X. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 2.51%, 1.51%, and (1.30)%, respectively, for the six months ended August 31, 2008 and 2.49%, 1.49%, and (1.12)%, respectively, for the period ended February 29, 2008.
(f)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.35

Income (loss) from investment operations
Net investment loss	(.01)
Net realized and unrealized gain (loss) on investment transactions	.07

Total from investment operations	.06

Net asset value, end of period	$7.41

Total Return(b):	.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,227
Average net assets (000)	$1,232
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.44	%(d)(e)
Expenses, excluding distribution and service (12b-1) fees	1.44	%(d)(e)
Net investment loss	(.37	)%(d)(e)

(a)	Calculations are based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	As of November 1, 2007, the Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, brokerage commisions, 12B-1 fees and certain extraordinary expenses) to 1.25% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12B-1) fees) and net investment loss ratios would be 1.51%, 1.51%, and (.30)%, respectively, for the six months ended August 31, 2008 and 1.49%, 1.49%, and (.57)%, respectively, for the year ended February 29, 2008.
(e)	Annualized.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Class Z
Year Ended February 28/29,
2008(a)		2007(a)	2006(a)	2005	2004

$7.40		$7.39	$6.29	$6.05	$4.45

(.04)		(.06)	(.06)	(.04)	(.05)
(.01)		.07	1.16	.28	1.65

(.05)		.01	1.10	.24	1.60

$7.35		$7.40	$7.39	$6.29	$6.05

(.68)%		.14%	17.49%	3.97%	35.96%

$1,257		$1,633	$2,249	$3,051	$4,373
$1,478		$1,952	$2,523	$3,447	$4,955

1.46	%(d)	1.60%	1.53%	1.52%	1.44%
1.46	%(d)	1.60%	1.53%	1.52%	1.44%
(.54	)%(d)	(.80)%	(.82)%	(.57)%	(.75)%

See Notes to Financial Statements.

Jennison Select Growth Fund	39

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of JennisonDryden Opportunity Funds oversees the management of Jennison Select Growth Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Performance of Jennison Select Growth Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to

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its Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) was in the second quartile for the five-year period, although performance was in the third quartile over the one- and three-year periods. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance against its benchmark index, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) ranked in the second quartile, and that the Fund’s total expenses ranked in the fourth quartile. The Board considered information provided by PI indicating that the recent reorganization of the Strategic Partners Concentrated Growth Fund into the Fund was expected to result in a significant reduction in the Fund’s expense ratio. The Board concurred with PI’s recommendation to retain the existing management fee waiver of up to 0.07% to the extent that Fund operating expenses exceed 1.25% (exclusive of 12b-1 fees and certain other fees). The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser and the profitability of the sub-manager, each affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI

Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, brokerage commissions received by affiliates of Jennison, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of JennisonDryden Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Select Growth Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	SPFAX	SPFBX	SPFCX	JSGLX	JSGMX	JSGGX	SPFZX
CUSIP	86276R106	86276R205	86276R304	86276R759	86276R742	86276R734	86276R403

MF500E2    IFS-A156578    Ed. 10/2008

AUGUST 31, 2008	SEMIANNUAL REPORT

Dryden Strategic Value Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Strategic Value Fund

Dryden Strategic Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Strategic Value Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.53%; Class B, 2.23%; Class C, 2.23%; Class Z, 1.23%. Net operating expenses apply to: Class A, 1.48%; Class B, 2.23%; Class C, 2.23%; Class Z, 1.23%, after contractual reduction through 6/30/2009.

Cumulative Total Returns as of 8/31/08
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–5.22%	–15.14%	37.62%	22.79%
Class B	–5.49	–15.70	32.72	16.27
Class C	–5.49	–15.70	32.72	16.27
Class Z	–5.08	–14.95	39.31	25.10
Russell 1000 Value Index[2]	–4.78	–14.66	50.72	46.83
S&P 500 Index[3]	–2.57	–11.13	39.72	26.16
Lipper Large-Cap Value Funds Avg.[4]	–5.13	–14.33	41.43	33.10

Average Annual Total Returns[5] as of 9/30/08
		One Year	Five Years	Since Inception[1]
Class A		–26.79%	4.18%	1.09%
Class B		–26.70	4.40	1.10
Class C		–23.83	4.57	1.10
Class Z		–22.34	5.62	2.11
Russell 1000 Value Index[2]		–23.56	7.12	4.19
S&P 500 Index[3]		–21.96	5.17	1.87
Lipper Large-Cap Value Funds Avg.[4]		–23.80	5.52	2.64

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.jennisondryden.com

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 3/30/01.

2The Russell 1000 Value Index is an unmanaged index composed of those securities in the Russell 1000 Index with a lower-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/08
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	6.0%
General Electric Co., Industrial Conglomerates	3.6
AT&T Inc., Diversified Telecommunication Services	3.5
Chevron Corp., Oil, Gas & Consumable Fuels	3.3
Pfizer, Inc., Pharmaceuticals	2.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/08
Oil, Gas & Consumable Fuels	17.3%
Pharmaceuticals	8.4
Diversified Financial Services	6.7
Diversified Telecommunication Services	6.1
Commercial Banks	5.6

Industry weightings reflect only long-term investments and are subject to change.

Dryden Strategic Value Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2008, at the beginning of the period, and held through the six-month period ended August 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

4	Visit our website at www.jennisondryden.com

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Strategic Value Fund		Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$947.80	1.48%	$7.27
	Hypothetical	$1,000.00	$1,017.74	1.48%	$7.53

Class B	Actual	$1,000.00	$945.10	2.23%	$10.93
	Hypothetical	$1,000.00	$1,013.96	2.23%	$11.32

Class C	Actual	$1,000.00	$945.10	2.23%	$10.93
	Hypothetical	$1,000.00	$1,013.96	2.23%	$11.32

Class Z	Actual	$1,000.00	$949.20	1.23%	$6.04
	Hypothetical	$1,000.00	$1,019.00	1.23%	$6.26

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2008, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Dryden Strategic Value Fund	5

Portfolio of Investments

as of August 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.4%
COMMON STOCKS

Aerospace & Defense 1.8%
5,400	General Dynamics Corp.	$498,420
5,800	Northrop Grumman Corp.	399,330
4,300	United Technologies Corp.	282,037

		1,179,787

Automobiles & Components 0.4%
1,400	General Motors Corp.	14,000
5,800	Harley-Davidson, Inc.	230,724

		244,724

Automotive Components 0.3%
5,800	Johnson Controls, Inc.	179,336

Beverages 1.0%
15,400	Coca-Cola Enterprises, Inc.	262,878
14,800	Constellation Brands, Inc. (Class A Shares)(a)	312,428
2,300	Molson Coors Brewing Co.	109,595

		684,901

Biotechnology 1.6%
16,500	Amgen, Inc.(a)	1,037,025

Building Products 0.4%
14,100	Masco Corp.	268,746

Capital Markets 2.3%
3,900	Goldman Sachs Group, Inc. (The)	639,483
6,200	Lehman Brothers Holdings, Inc.	99,758
9,300	Merrill Lynch & Co., Inc.	263,655
13,100	Morgan Stanley	534,873

		1,537,769

Chemicals 2.4%
17,700	Dow Chemical Co. (The)	604,101
5,300	E.I. DuPont de Nemours & Co.	235,532
4,900	Eastman Chemical Co.	295,568
6,000	PPG Industries, Inc.	377,160
900	Rohm & Haas Co.	67,545

		1,579,906

See Notes to Financial Statements.

Dryden Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks 5.6%
9,400	BB&T Corp.	$282,000
4,300	Comerica, Inc.	120,787
8,100	Huntington Bancshares, Inc.	59,292
5,400	PNC Financial Services Group, Inc.	388,530
12,644	Regions Financial Corp.	117,210
5,600	SunTrust Banks, Inc.	234,584
24,100	US Bancorp	767,826
24,221	Wachovia Corp.	384,872
43,000	Wells Fargo & Co.	1,301,610
3,400	Zions Bancorporation	91,256

		3,747,967

Commercial Services & Supplies 0.4%
9,900	R.R. Donnelley & Sons Co.	276,012

Computers & Peripherals 1.4%
6,600	Hewlett-Packard Co.	309,672
2,400	International Business Machines Corp.	292,152
8,500	Lexmark International, Inc.(a)	305,745

		907,569

Consumer Finance 0.5%
5,800	Capital One Financial Corp.	256,012
5,400	Discover Financial Services	88,830

		344,842

Containers & Packaging 0.4%
5,700	Ball Corp.	261,744

Diversified Consumer Services 0.3%
8,900	H&R Block, Inc.	227,306

Diversified Financial Services 6.7%
52,700	Bank of America Corp.	1,641,078
59,200	Citigroup, Inc.	1,124,208
43,200	JPMorgan Chase & Co.	1,662,768

		4,428,054

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Telecommunication Services 6.1%
73,320	AT&T, Inc.	$2,345,507
8,500	CenturyTel, Inc.	328,355
39,500	Verizon Communications, Inc.	1,387,240

		4,061,102

Electric Utilities 3.3%
10,400	American Electric Power Co., Inc.	406,016
25,024	Duke Energy Corp.	436,419
1,600	FirstEnergy Corp.	116,224
8,900	Pinnacle West Capital Corp.	313,191
8,500	Progress Energy, Inc.	371,280
14,700	Southern Co. (The)	551,397

		2,194,527

Energy Equipment & Services 1.3%
10,800	BJ Services Co.	289,980
8,400	Nabors Industries Ltd. (Bermuda)(a)	299,040
7,300	Rowan Cos., Inc.	269,662

		858,682

Food & Staples Retailing 0.8%
11,700	Kroger Co. (The)	323,154
10,400	Supervalu, Inc.	241,176

		564,330

Food Products 2.4%
15,400	Archer-Daniels-Midland Co.	392,084
17,800	ConAgra Foods, Inc.	378,606
11,302	Kraft Foods, Inc. (Class A Shares)	356,126
16,800	Sara Lee Corp.	226,800
17,400	Tyson Foods, Inc. (Class A Shares)	252,648

		1,606,264

Healthcare Providers & Services 1.7%
8,500	Cigna Corp.	355,980
6,500	Coventry Health Care, Inc.(a)	227,630
10,100	Wellpoint Inc.(a)	533,179

		1,116,789

See Notes to Financial Statements.

Dryden Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.8%
8,000	Darden Restaurants, Inc.	$234,320
5,200	McDonald’s Corp.	322,400

		556,720

Household Durables 3.1%
3,800	Black & Decker Corp.	240,350
2,800	Centex Corp.	45,416
7,400	D.R. Horton, Inc.	92,204
5,100	Fortune Brands, Inc.	299,982
3,500	KB Home	72,800
13,900	Leggett & Platt, Inc.	310,109
4,400	Lennar Corp. (Class A Shares)	57,860
15,100	Newell Rubbermaid, Inc.	273,310
5,000	Pulte Homes, Inc.	72,550
5,800	Stanley Works (The)	278,110
3,600	Whirlpool Corp.	292,896

		2,035,587

Industrial Conglomerates 3.6%
84,000	General Electric Co.	2,360,400

Insurance 4.9%
9,000	Allstate Corp. (The)	406,170
25,900	American International Group, Inc.	556,591
6,400	AON Corp.	303,936
7,100	Chubb Corp.	340,871
4,900	Hartford Financial Services Group, Inc.	309,092
6,787	Lincoln National Corp.	344,508
16,000	Progressive Corp. (The)	295,520
4,400	Torchmark Corp.	262,856
9,800	Travelers Cos., Inc. (The)	432,768

		3,252,312

IT Services 0.9%
7,400	Computer Sciences Corp.(a)	348,022
15,400	Convergys Corp.(a)	227,150

		575,172

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Leisure Equipment & Products 0.8%
10,100	Brunswick Corp.	$139,279
8,500	Eastman Kodak Co.	137,615
14,200	Mattel, Inc.	274,486

		551,380

Machinery 2.4%
4,300	Deere & Co.	303,451
6,800	Dover Corp.	335,784
4,900	Eaton Corp.	358,582
8,100	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	299,133
4,300	Parker-Hannifin Corp.	275,501

		1,572,451

Media 1.7%
18,850	CBS Corp. (Class B Shares)	304,993
10,250	Comcast Corp. (Class A Shares)	217,095
13,300	Gannett Co., Inc.	236,607
8,000	Meredith Corp.	227,040
4,150	Viacom, Inc. (Class B Shares)(a)	122,342

		1,108,077

Metals & Mining 0.8%
11,900	Alcoa, Inc.	382,347
2,800	Allegheny Technologies, Inc.	137,200

		519,547

Multiline Retail 1.0%
8,600	J. C. Penney Co., Inc. (Holding Co.)	335,142
15,300	Macy’s, Inc.	318,546

		653,688

Multi-Utilities 3.9%
8,800	Consolidated Edison, Inc.	359,920
9,900	Dominion Resources, Inc.	430,947
8,400	DTE Energy Co.	354,144
6,477	Integrys Energy Group, Inc.	338,553
17,000	NiSource, Inc.	280,160
7,300	Sempra Energy	422,816
18,500	Xcel Energy, Inc.	379,435

		2,565,975

See Notes to Financial Statements.

Dryden Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 17.3%
9,400	Anadarko Petroleum Corp.	$580,262
5,800	Apache Corp.	663,404
25,500	Chevron Corp.	2,201,160
19,896	ConocoPhillips	1,641,619
7,700	Devon Energy Corp.	785,785
49,700	Exxon Mobil Corp.	3,976,496
2,900	Hess Corp.	303,659
13,900	Marathon Oil Corp.	626,473
3,900	Occidental Petroleum Corp.	309,504
11,500	Valero Energy Corp	399,740

		11,488,102

Paper & Forest Products 0.7%
7,100	International Paper Co.	192,055
5,334	Weyerhaeuser Co.	295,984

		488,039

Pharmaceuticals 8.4%
12,200	Bristol-Myers Squibb Co.	260,348
4,800	Eli Lilly & Co.	223,920
9,400	Forest Laboratories, Inc.(a)	335,486
12,200	Johnson & Johnson	859,246
30,100	King Pharmaceuticals, Inc.(a)	344,344
23,700	Merck & Co., Inc.	845,379
97,500	Pfizer, Inc.	1,863,225
19,100	Wyeth	826,648

		5,558,596

Road & Rail 1.2%
6,200	Norfolk Southern Corp.	455,886
4,900	Ryder System, Inc.	316,148

		772,034

Specialty Retail 4.2%
3,100	Abercrombie & Fitch Co.	162,595
16,847	Autonation, Inc.(a)	191,213
2,200	Autozone, Inc.(a)	301,906
27,300	Home Depot, Inc.	740,376
7,200	Limited Brands	149,760
25,100	Lowe’s Cos., Inc.	618,464

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
22,000	Office Depot, Inc.(a)	$154,880
11,500	RadioShack Corp.	218,615
4,800	Sherwin-Williams Co. (The)	281,040

		2,818,849

Textiles, Apparel & Luxury Goods 1.1%
10,800	Jones Apparel Group, Inc.	214,488
11,900	Liz Claiborne, Inc.	192,899
4,400	VF Corp.	348,700

		756,087

Thrifts & Mortgage Finance 0.1%
13,100	Washington Mutual, Inc.	53,055

Tobacco 1.3%
14,000	Altria Group, Inc.	294,420
5,500	Philip Morris International Inc.	295,350
5,300	UST, Inc.	284,027

		873,797

Wireless Telecommunication Services 0.1%
5,700	Sprint Nextel Corp.	49,704

	Total Investments 99.4% (cost $66,443,223; Note 5)	65,916,954
	Other assets in excess of liabilities 0.6%	392,952

	Net Assets 100.0%	$66,309,906

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$65,916,954	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$65,916,954	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 29, 2008, and August 31, 2008, the Fund did not use any significant unobservable inputs in (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2008 were as follows:

Oil, Gas & Consumable Fuels	17.3%
Pharmaceuticals	8.4
Diversified Financial Services	6.7
Diversified Telecommunication Services	6.1
Commercial Banks	5.6
Insurance	4.9
Specialty Retail	4.2
Multi-Utilities	3.9
Industrial Conglomerates	3.6
Electric Utilities	3.3
Household Durables	3.1
Chemicals	2.4
Food Products	2.4
Machinery	2.4
Capital Markets	2.3
Aerospace & Defense	1.8
Healthcare Providers & Services	1.7
Media	1.7
Biotechnology	1.6
Computers & Peripherals	1.4
Energy Equipment & Services	1.3
Tobacco	1.3
Road & Rail	1.2
Textiles, Apparel & Luxury Goods	1.1
Beverages	1.0

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Multiline Retail	1.0%
IT Services	0.9
Food & Staples Retailing	0.8
Hotels, Restaurants & Leisure	0.8
Leisure Equipment & Products	0.8
Metals & Mining	0.8
Paper & Forest Products	0.7
Consumer Finance	0.5
Automobiles & Components	0.4
Building Products	0.4
Commercial Services & Supplies	0.4
Containers & Packaging	0.4
Automotive Components	0.3
Diversified Consumer Services	0.3
Thrifts & Mortgage Finance	0.1
Wireless Telecommunication Services	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

See Notes to Financial Statements.

Dryden Strategic Value Fund	15

Statement of Assets and Liabilities

as of August 31, 2008 (Unaudited)

Assets
Investments, at value (cost $66,443,223)	$65,916,954
Cash	270,613
Receivable for investments sold	355,385
Dividends and interest receivable	215,971
Prepaid expenses	3,266
Receivable for Fund shares sold	3,040

Total assets	66,765,229

Liabilities
Payable for Fund shares reacquired	199,541
Accrued expenses and other liabilities	88,776
Payable for investments purchased	68,000
Management fee payable	45,143
Distribution fee payable	33,152
Transfer agent fee payable	12,094
Deferred trustees fees	8,617

Total liabilities	455,323

Net Assets	$66,309,906

Net assets were comprised of:
Shares of beneficial interest, at par	$6,085
Paid in capital, in excess of par	61,325,915

61,332,000
Undistributed net investment income	568,133
Accumulated net realized gain on investments	4,936,042
Net unrealized depreciation on investments	(526,269)

Net assets, August 31, 2008	$66,309,906

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share ($33,722,986 ÷ 3,042,521 shares of beneficial interest issued and outstanding)	$11.08
Maximum sales charge (5.5% of offering price)	.64

Maximum offering price to public	$11.72

Class B
Net asset value, offering price and redemption price per share ($7,908,424 ÷ 740,464 shares of beneficial interest issued and outstanding)	$10.68

Class C
Net asset value, offering price and redemption price per share ($22,602,549 ÷ 2,117,182 shares of beneficial interest issued and outstanding)	$10.68

Class Z
Net asset value, offering price and redemption price per share ($2,075,947 ÷ 184,949 shares of beneficial interest issued and outstanding)	$11.22

See Notes to Financial Statements.

Dryden Strategic Value Fund	17

Statement of Operations

Six Months Ended August 31, 2008 (Unaudited)

Net Investment Income
Income
Dividends	$1,087,551
Interest	93

Total income	1,087,644

Expenses
Management fee	294,609
Distribution fee—Class A	30,219
Distribution fee—Class B	110,578
Distribution fee—Class C	125,402
Transfer agent’s fees and expenses (including affiliated expense of $35,000)	65,000
Custodian’s fees and expenses	25,000
Registration fees	23,000
Reports to shareholders	13,000
Audit fee	11,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Miscellaneous expenses	3,719
Insurance expenses	1,000

Total expenses	718,527

Net investment income	369,117

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	2,207,273
Net change in unrealized depreciation on investments	(6,559,147)

Net loss on investments	(4,351,874)

Net Decrease In Net Assets Resulting From Operations	$(3,982,757)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2008	Year Ended February 29, 2008
Decrease In Net Assets
Operations
Net investment income	$369,117	$810,116
Net realized gain on investments	2,207,273	8,559,175
Net change in unrealized appreciation (depreciation) on investments	(6,559,147)	(17,426,336)

Net decrease in net assets resulting from operations	(3,982,757)	(8,057,045)

Dividends from net investment income (Note 1)
Class A	—	(225,200)
Class B	—	(322,512)
Class C	—	(232,952)
Class Z	—	(53,284)

	—	(833,948)

Distributions from net realized gains
Class A	—	(1,106,728)
Class B	—	(3,167,538)
Class C	—	(2,293,120)
Class Z	—	(214,746)

	—	(6,782,132)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,105,960	2,295,582
Net asset value of shares issued in reinvestment of dividends	—	6,944,157
Cost of shares reacquired	(12,093,553)	(29,267,181)

Net decrease in net assets resulting from Fund share transactions	(7,987,593)	(20,027,442)

Total decrease	(11,970,350)	(35,700,567)

NET ASSETS
Beginning of period	78,280,256	113,980,823

End of period(a)	$66,309,906	$78,280,256

(a) Includes undistributed net investment income of	$568,133	$199,016

See Notes to Financial Statements.

Dryden Strategic Value Fund	19

Notes to Financial Statements

(Unaudited)

JennisonDryden Opportunity Funds (formerly, Strategic Partners Opportunity Funds) (the “Trust”), is registered under the Investment Company Act of 1940 as a open-end management investment company. The Trust currently consists of three series: Jennison Select Growth Fund, Jennison Small Cap Opportunity Fund and Dryden Strategic Value Fund (the “Fund”). These financial statements relate to Dryden Strategic Value Fund. The financial statements of the Jennison Select Growth and Jennison Small Cap Opportunity Fund are not presented herein. The Trust was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund’s sub-advisor uses a disciplined, quantitative approach to invest in stocks that it believes are out of favor and undervalued based on price-to-earnings ratios and other value factors. The Fund may hold in excess of 200 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Company and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotation.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency

Dryden Strategic Value Fund	21

Notes to Financial Statements

(Unaudited) continued

gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among undistributed net investment income; accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Company has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisor, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80 of 1% of the Fund’s average daily net assets up to and including $1 billion and .75 of 1% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80 of 1% for the six months ended August 31, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received approximately $3,100 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2008. From these fees, PIMS paid such sales charges to affiliated broker-

Dryden Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

dealers which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $40, $3,500 and $100 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders during the six months ended August 31, 2008.

PI, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06% of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended August 31, 2008, the Fund incurred approximately $30,100 in total networking fees, of which approximately $17,400 was paid to First Clearing. The Fund did not pay any amounts to Wachovia during the six months ended August 31, 2008. These amounts are included in the transfer agent’s fees and expenses in the Statement of Operations.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2008 aggregated $6,068,394 and $13,801,224, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of August 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$66,607,285	$10,942,723	$(11,633,054)	$(690,331)

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Dryden Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended August 31, 2008:
Shares sold	340,340	$3,852,242
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(238,208)	(2,674,961)

Net increase (decrease) in shares outstanding before conversion	102,132	1,177,281
Shares issued upon conversion from Class B	1,721,908	19,970,043

Net increase (decrease) in shares outstanding	1,824,040	$21,147,324

Year ended February 29, 2008:
Shares sold	100,208	$1,405,117
Shares issued in reinvestment of dividends	92,757	1,189,133
Shares reacquired	(310,062)	(4,201,286)

Net increase (decrease) in shares outstanding before conversion	(117,097)	(1,607,036)
Shares issued upon conversion from Class B	195,228	2,732,501

Net increase (decrease) in shares outstanding	78,131	$1,125,465

Class B
Six months ended August 31, 2008:
Shares sold	11,559	$130,932
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(604,196)	(6,700,896)

Net increase (decrease) in shares outstanding before conversion	(592,637)	(6,569,964)
Shares redeemed upon conversion into Class A	(1,784,977)	(19,970,043)

Net increase (decrease) in shares outstanding	(2,377,614)	$(26,540,007)

Year ended February 29, 2008:
Shares sold	28,420	$383,055
Shares issued in reinvestment of dividends	255,804	3,190,302
Shares reacquired	(1,065,112)	(14,217,502)

Net increase (decrease) in shares outstanding before conversion	(780,888)	(10,644,145)
Shares redeemed upon conversion into Class A	(201,688)	(2,732,501)

Net increase (decrease) in shares outstanding	(982,576)	$(13,376,646)

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Class C	Shares	Amount
Six months ended August 31, 2008:
Shares sold	8,668	$94,793
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(221,399)	(2,420,954)

Net increase (decrease) in shares outstanding	(212,731)	$(2,326,161)

Year ended February 29, 2008:
Shares sold	26,320	$360,087
Shares issued in reinvestment of dividends	184,652	2,303,435
Shares reacquired	(718,835)	(9,562,226)

Net increase (decrease) in shares outstanding	(507,863)	$(6,898,704)

Class Z
Six months ended August 31, 2008:
Shares sold	2,405	$27,993
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(25,152)	(296,742)

Net increase (decrease) in shares outstanding	(22,747)	$(268,749)

Year ended February 29, 2008:
Shares sold	10,744	$147,323
Shares issued in reinvestment of dividends	20,088	261,287
Shares reacquired	(93,063)	(1,286,167)

Net increase (decrease) in shares outstanding	(62,231)	$(877,557)

Note 7. New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 8. Subsequent Events

As noted in the Portfolio of Investments, the Series held securities issued by Lehman Brothers Holdings, Inc. (Lehman) and American International Group (AIG). In addition, Lehman filed for Chapter 11 bankruptcy. With respect to securities issued by

Dryden Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

AIG or for which AIG is counterparty, the Federal Reserve Board with the full support of the Treasury Department, authorized the Federal Reserve Bank of New York to lend up to $122.8 billion to AIG. The secured loan has terms and conditions designed to protect the interests of the U.S. government and taxpayers. The values of the positions held by the Series have been adversely impacted since the date of these financial statements; however, the impact on the net assets of the Series is not material.

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Financial Highlights

(Unaudited)

AUGUST 31, 2008	SEMIANNUAL REPORT

Dryden Strategic Value Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2008(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.69

Income (loss) from investment operations
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investment transactions	(.70)

Total from investment operations	(.61)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$11.08

Total Return(a):	(5.22)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$33,723
Average net assets (000)	$23,978
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.48	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.23	%(d)
Net investment income (loss)	1.51	%(d)
Portfolio turnover	8	%(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average daily net assets of the Class A shares.
(c)	Calculations are based on average shares outstanding during the period.
(d)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended
February 29, 2008(c)	February 28, 2007(c)	February 28, 2006	February 28, 2005	February 29, 2004(c)

$14.00	$12.26	$11.45	$10.94	$7.21

.20	.18	.10	.05	.02
(1.38)	1.71	.71	.46	3.71

(1.18)	1.89	.81	.51	3.73

(.19)	(.15)	—	—	—
(.94)	—	—	—	—

(1.13)	(.15)	—	—	—

$11.69	$14.00	$12.26	$11.45	$10.94

(9.02)%	15.46%	7.07%	4.66%	51.73%

$14,247	$15,970	$14,968	$27,279	$35,845
$16,449	$15,214	$21,585	$28,464	$28,203

1.27%	1.34%	1.52%	1.49%	1.54%
1.02%	1.09%	1.27%	1.24%	1.29%
1.42%	1.34%	.55%	.38%	.20%
11%	7%	129%	25%	16%

See Notes to Financial Statements.

Dryden Strategic Value Fund	31

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.30

Income (loss) from investment operations
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(.66)

Total from investment operations	(.62)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.68

Total Return(a):	(5.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,908
Average net assets (000)	$21,935
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.23	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.23	%(c)
Net investment income (loss)	.69	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended
February 29, 2008(b)	February 28, 2007(b)	February 28, 2006	February 28, 2005	February 29, 2004(b)

$13.58	$11.89	$11.19	$10.77	$7.15

.08	.07	(.01)	(.04)	(.05)
(1.33)	1.67	.71	.46	3.67

(1.25)	1.74	.70	.42	3.62

(.09)	(.05)	—	—	—
(.94)	—	—	—	—

(1.03)	(.05)	—	—	—

$11.30	$13.58	$11.89	$11.19	$10.77

(9.70)%	14.57%	6.26%	3.90%	50.63%

$35,243	$55,667	$61,400	$77,548	$87,840
$47,942	$57,517	$66,815	$79,294	$78,072

2.02%	2.09%	2.27%	2.24%	2.29%
1.02%	1.09%	1.27%	1.24%	1.29%
.63%	.57%	(.10)%	(.37)%	(.55)%

See Notes to Financial Statements.

Dryden Strategic Value Fund	33

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.30

Income (loss) from investment operations
Net investment income (loss)	.04
Net realized and unrealized gain (loss) on investment transactions	(.66)

Total from investment operations	(.62)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$10.68

Total Return(a):	(5.49)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$22,603
Average net assets (000)	$24,876
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.23	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.23	%(c)
Net investment income (loss)	.73	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended
February 29, 2008(b)	February 28, 2007(b)	February 28, 2006	February 28, 2005	February 29, 2004(b)

$13.57	$11.89	$11.19	$10.77	$7.15

.09	.07	(.01)	(.04)	(.05)
(1.33)	1.66	.71	.46	3.67

(1.24)	1.73	.70	.42	3.62

(.09)	(.05)	—	—	—
(.94)	—	—	—	—

(1.03)	(.05)	—	—	—

$11.30	$13.57	$11.89	$11.19	$10.77

(9.70)%	14.57%	6.26%	3.90%	50.63%

$26,334	$38,523	$41,767	$54,256	$63,764
$34,794	$39,652	$46,540	$56,544	$58,147

2.02%	2.09%	2.27%	2.24%	2.29%
1.02%	1.09%	1.27%	1.24%	1.29%
.63%	.57%	(.10)%	(.37)%	(.55)%

See Notes to Financial Statements.

Dryden Strategic Value Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.82

Income (loss) from investment operations
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	(.70)

Total from investment operations	(.60)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains	—

Total dividends and distributions	—

Net asset value, end of period	$11.22

Total Return(a):	(5.08)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,076
Average net assets (000)	$2,263
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.23	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.23	%(c)
Net investment income	1.72	%(c)

(a)	Total investment return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the year.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended
February 29, 2008(b)	February 28, 2007(b)	February 28, 2006	February 28, 2005	February 29, 2004(b)

$14.15	$12.39	$11.55	$11.00	$7.23

.23	.21	.13	.08	.04
(1.39)	1.74	.71	.47	3.73

(1.16)	1.95	.84	.55	3.77

(.23)	(.19)	—	—	—
(.94)	—	—	—	—

(1.17)	(.19)	—	—	—

$11.82	$14.15	$12.39	$11.55	$11.00

(8.81)%	15.74%	7.27%	5.00%	52.14%

$2,456	$3,821	$4,499	$6,840	$8,359
$3,363	$4,011	$5,246	$7,356	$7,759

1.02%	1.09%	1.27%	1.24%	1.29%
1.02%	1.09%	1.27%	1.24%	1.29%
1.62%	1.57%	.89%	.63%	.46%

See Notes to Financial Statements.

Dryden Strategic Value Fund	37

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of JennisonDryden Opportunity Funds oversees the management of Dryden Strategic Value Fund (the “Fund”), and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also reviewed the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Performance of Dryden Strategic Value Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to

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its Peer Universe (the Lipper All Large-Cap Value Funds Performance Universe) was in the second quartile for the five-year period, in the third quartile for the three-year period, and in the fourth quartile for the one-year period. The Board also noted that the Fund outperformed its benchmark index over the five-year period, though it underperformed its benchmark index over the one- and three-year periods.

The Board noted that QMA had assumed subadvisory responsibilities for the Fund in September 2005, and that, therefore, the Fund’s performance record over longer periods was not attributable to QMA. The Board also noted PI’s explanation that the Fund’s fourth quartile performance for the one-year period was largely attributable to the fact that the “deep value” investment strategy employed by QMA was not currently favored in the market. The Board concluded that, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements and for the Board to continue to evaluate the Fund’s ongoing performance.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) and total expenses both ranked in the Expense Group’s third quartile.

As part of its review of the Fund’s management fee, the Board considered that the management fee arrangements for the Fund represented the result of several years of review and discussion between the Board and PI. In its review, the Board considered such things as the difficulty in managing the Fund, the size of the Fund, fees of competitors, Fund performance, expenses of service providers and such other aspects that the Trustees deemed important in the exercise of their business judgment. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of

Dryden Strategic Value Fund

Approval of Advisory Agreements (continued)

the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, brokerage commissions received by affiliates of QMA, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of JennisonDryden Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Strategic Value Fund
Share Class	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	86276R858	86276R866	86276R874	86276R882

MF502E2    IFS-A156584    Ed. 10/2008

AUGUST 31, 2008	SEMIANNUAL REPORT

Jennison Small Cap Opportunity Fund

FUND TYPE

Small-capitalization stock

OBJECTIVE

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Small Cap Opportunity Fund

Jennison Small Cap Opportunity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Small Cap Opportunity Fund is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 6.70%; Class R, 7.15%; Class Z, 6.40%. Net operating expenses apply to: Class A, 1.50%; Class R, 1.70%; Class Z, 1.20%, after contractual reduction through 6/30/2009.

Cumulative Total Returns as of 8/31/08
Since Inception[1]
Class A	–5.30%
Class R	–5.30
Class Z	–5.20
Russell 2000 Index[2]	–0.82
Lipper Small-Cap Core Equity Funds Avg.[3]	–4.02

Average Annual Total Returns[4] as of 9/30/08
Since Inception[1]
Class A	N/A
Class R	N/A
Class Z	N/A
Russell 2000 Index[2]	N/A
Lipper Small-Cap Core Equity Funds Avg.[3]	N/A

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class R and Class Z shares are not subject to a sales charge.

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Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 6/06/08.

2The Russell 2000® Index shown in the performance data measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.

3The Lipper Small-Cap Core Equity Funds Average (Lipper Average) invests at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

4The average annual total returns take into account applicable sales charges. Class A and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30% and 1.00%. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. This Fund has been in existence for less than one year and has no average annual total return performance information available.

Investors cannot invest directly in an index. The returns for the Russell 2000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/08
United Natural Foods, Inc., Food & Staples Retailing	2.3%
SBA Communications Corp. (Class A Shares), Wireless Telecommunication Services	2.2
RBC Bearings, Inc., Machinery	2.2
IDEX Corp., Machinery	2.0
Eaton Vance Corp., Capital Markets	1.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/08
Machinery	8.3%
Healthcare Providers & Services	6.7
Commercial Services & Supplies	4.6
Energy Equipment & Services	4.5
Real Estate Investment Trusts	4.1

Industry weightings reflect only long-term investments and are subject to change.

Jennison Small Cap Opportunity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2008, at the beginning of the period, and held through the six-month period ended August 31, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

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expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Small Cap Opportunity Fund		Beginning Account Value March 1, 2008*	Ending Account Value August 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period**

Class A	Actual	$1,000.00	$947.00	1.50%	$3.48
	Hypothetical	$1,000.00	$1,017.64	1.50%	$7.63

Class R	Actual	$1,000.00	$947.00	1.70%	$3.94
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64

Class Z	Actual	$1,000.00	$948.00	1.20%	$2.79
	Hypothetical	$1,000.00	$1,019.16	1.20%	$6.11

* Class A, R and Z shares commenced operations on June 6, 2008.

** Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2008, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2009 (to reflect the six-month period) with the exception of the Class A and Class Z ‘‘Actual’’ information which reflects the 87 day period ended August 31, 2008 due to its inception date of June 6, 2008. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Jennison Small Cap Opportunity Fund	5

Portfolio of Investments

as of August 31, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 94.9%
COMMON STOCKS

Aerospace & Defense 1.2%
2,400	Moog, Inc. (Class A)(a)(b)	$113,760

Air Freight & Logistics 0.6%
3,100	UTi Worldwide, Inc.(b)	62,310

Capital Markets 2.9%
1,100	Cohen & Steers, Inc.	32,010
5,000	Eaton Vance Corp.(b)	178,550
4,400	Gladstone Capital Corp.	68,904

		279,464

Chemicals 1.3%
800	Airgas, Inc.	47,392
2,100	Arch Chemicals, Inc.	77,070

		124,462

Commercial Banks 2.0%
5,500	Bank of the Ozarks, Inc.	123,035
2,100	Prosperity Bancshares, Inc.(b)	67,137

		190,172

Commercial Services & Supplies 4.6%
3,200	Administaff, Inc.	87,680
4,300	Knoll, Inc.(b)	70,821
3,600	Mobile Mini, Inc.(a)	76,968
3,800	Resources Connection, Inc.(a)	91,884
800	Stericycle, Inc.(a)(b)	47,440
2,000	Waste Connections, Inc.(a)(b)	72,620

		447,413

Communications Equipment 3.8%
6,000	ADTRAN, Inc.(b)	136,800
1,400	F5 Networks, Inc.(a)(b)	47,754
6,300	Foundry Networks, Inc.(a)	115,857
1,600	Netgear, Inc.(a)	26,960
8,000	Orbcomm, Inc.(a)	46,080

		373,451

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	7

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Consumer Finance 0.9%
1,400	Alliance Data Systems Corp.(a)	$89,936

Diversified Consumer Services 0.3%
900	School Specialty, Inc.(a)(b)	27,450

Diversified Telecommunication Services 4.0%
3,700	Consolidated Communications Holdings, Inc.	55,907
5,700	Fairpoint Communications, Inc.(b)	50,445
3,700	Iowa Telecommunications Services, Inc.	68,043
3,800	NTELOS Holdings Corp.	113,050
6,400	tw telecom, Inc.(a)(b)	98,176

		385,621

Electric Utilities 2.2%
5,300	Cleco Corp.(b)	133,613
3,700	Empire District Electric Co. (The)	78,070

		211,683

Electrical Equipment 0.5%
1,200	Rogers Corp.(a)	48,012

Electronic Equipment & Instruments 2.0%
9,300	Insight Enterprises, Inc.(a)	154,752
1,300	Plexus Corp.(a)	36,439

		191,191

Energy Equipment & Services 4.5%
4,100	Complete Production Services, Inc.(a)(b)	121,155
1,900	Dril-Quip, Inc.(a)	104,519
3,500	ION Geophysical Corp.(a)	56,420
2,500	Pride International, Inc.(a)	96,025
309	Smith International, Inc.	21,538
1,100	Superior Well Services, Inc.(a)	36,256

		435,913

Food & Staples Retailing 2.5%
11,700	United Natural Foods, Inc.(a)(b)	224,874
800	Whole Foods Market, Inc.(b)	14,648

		239,522

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products 1.0%
6,500	B&G Foods, Inc. (Class A)	$52,390
3,900	Cosan Ltd. (Class A)(a)	46,722

		99,112

Healthcare Equipment & Supplies 4.0%
6,600	ev3, Inc.(a)(b)	80,586
3,400	Immucor, Inc.(a)(b)	109,514
3,400	Integra LifeSciences Holdings Corp.(a)	164,866
1,200	Natus Medical, Inc.(a)	29,520

		384,486

Healthcare Providers & Services 6.7%
2,400	Air Methods Corp.(a)(b)	69,288
4,900	Animal Health International, Inc.(a)	36,554
1,700	CardioNet, Inc.(a)	51,850
5,100	Centene Corp.(a)(b)	115,158
2,500	LifePoint Hospitals, Inc.(a)	84,350
4,500	Providence Service Corp. (The)(a)	57,645
9,600	PSS World Medical, Inc.(a)(b)	175,392
2,900	Sunrise Senior Living, Inc.(a)	58,957

		649,194

Healthcare Technology 0.2%
800	Eclipsys Corp.(a)(b)	17,848

Hotels, Restaurants & Leisure 2.5%
5,400	Cheesecake Factory (The)(a)(b)	82,998
2,500	Morgans Hotel Group Co.(a)	42,750
2,400	Red Robin Gourmet Burgers, Inc.(a)	64,080
6,400	Texas Roadhouse, Inc. (Class A)(a)(b)	57,472

		247,300

Insurance 3.8%
2,000	Aspen Insurance Holdings Ltd.	54,200
200	Infinity Property & Casualty Corp.	9,300
2,700	Montpelier Re Holdings Ltd.	43,713
600	Protective Life Corp.	21,774
1,300	RLI Corp.(b)	72,683
3,400	StanCorp Financial Group, Inc.(b)	166,634

		368,304

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	9

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Internet Software & Services 1.5%
1,600	Digital River, Inc.(a)(b)	$70,000
1,900	GSI Commerce, Inc.(a)(b)	30,552
3,000	SAVVIS, Inc.(a)(b)	47,640

		148,192

IT Services 0.5%
1,700	Wright Express Corp.(a)(b)	50,575

Leisure Equipment & Products 0.3%
2,100	THQ, Inc.(a)(b)	32,172

Life Sciences Tools & Services 2.1%
2,500	Kendle International, Inc.(a)(b)	123,625
3,100	PharmaNet Development Group, Inc.(a)	80,910

		204,535

Machinery 8.3%
3,600	Actuant Corp. (Class A)(b)	113,580
3,900	Graco, Inc.(b)	148,785
5,100	IDEX Corp.	189,057
800	Nordson Corp.	42,904
2,900	Oshkosh Corp.	44,718
5,200	RBC Bearings, Inc.(a)	207,688
1,600	Sauer-Danfoss, Inc.	52,432

		799,164

Marine 0.4%
3,400	Horizon Lines, Inc. (Class A)	44,132

Media 3.8%
1,300	Cinemark Holdings, Inc.	19,097
8,800	Entravision Communications Corp. (Class A)(a)	28,160
3,600	John Wiley & Sons, Inc. (Class A)(b)	171,288
8,800	Regal Entertainment Group (Class A)	147,488

		366,033

Metals & Mining 2.7%
2,800	Century Aluminum Co.(a)(b)	136,528
10,000	Coeur d’Alene Mines Corp.(a)(b)	17,900
13,000	Eldorado Gold Corp.(a)	103,090

		257,518

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 3.7%
2,600	Bill Barrett Corp.(a)(b)	$102,388
1,800	Concho Resources, Inc.(a)	58,806
900	Denbury Resources, Inc.(a)	22,401
900	Encore Acquisition Co.(a)	46,404
2,900	Parallel Petroleum Corp.(a)	38,396
2,100	St. Mary Land & Exploration Co.(b)	88,662

		357,057

Pharmaceuticals 1.0%
4,200	KV Pharmaceutical Co. (Class A)(a)	94,710

Real Estate Investment Trusts 4.1%
2,300	Annaly Capital Management, Inc.(b)	34,408
3,500	Gladstone Commercial Corp.	53,340
3,400	JER Investors Trust, Inc.	19,550
19,800	MFA Mortgage Investments, Inc.	134,640
6,200	NorthStar Realty Finance Corp.	44,330
7,600	Sunstone Hotel Investors, Inc.(b)	107,768

		394,036

Real Estate Management & Development 0.4%
4,200	Thomas Properties Group, Inc.	40,446

Road & Rail 0.7%
4,400	Heartland Express, Inc.	72,688

Semiconductors & Semiconductor Equipment 2.9%
4,400	ATMI, Inc.(a)	107,316
5,100	Cavium Networks, Inc.(a)(b)	87,159
3,000	Microsemi Corp.(a)	82,500

		276,975

Software 3.3%
5,100	Blackbaud, Inc.	102,969
6,300	Commvault Systems, Inc.(a)(b)	106,218
7,600	Quest Software, Inc.(a)(b)	112,404

		321,591

Specialty Retail 0.8%
2,100	Tween Brands, Inc.(a)(b)	22,806
11,400	Wet Seal, Inc. (The) (Class A)(a)	53,694

		76,500

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	11

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods 1.6%
4,100	Volcom, Inc.(a)	$73,144
1,600	Warnaco Group, Inc. (The)(a)(b)	82,512

		155,656

Thrifts & Mortgage Finance 0.5%
900	WSFS Financial Corp.	48,123

Trading Companies & Distributors 0.9%
5,300	Interline Brands, Inc.(a)	85,065

Transportation Infrastructure 0.4%
1,800	Macquarie Infrastructure Co. LLC	37,350

Wireless Telecommunication Services 3.5%
16,800	Centennial Communications Corp.(a)	128,016
6,100	SBA Communications Corp. (Class A)(a)(b)	213,073

		341,089

	Total long-term investments (cost $9,670,802)	9,190,211

SHORT-TERM INVESTMENT 48.2%

Affiliated Money Market Mutual Fund
4,661,763	Dryden Core Investment Fund—Taxable Money Market Series (cost $4,661,763; includes $4,244,769 of cash collateral received for securities on loan) (Note 3)(c)(d)	4,661,763

	Total Investments 143.1% (cost $14,332,565; Note 5)	13,851,974
	Liabilities in excess of other assets (43.1%)	(4,175,012)

	Net Assets 100.0%	$9,676,962

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $4,058,470; cash collateral of $4,244,769 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as the Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

See Notes to Financial Statements.

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Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$13,851,974	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$13,851,974	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

For the period June 6, 2008 (commencement of investment operations) through August 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 43.9% of collateral received for securities on loan)	48.2%
Machinery	8.3
Healthcare Providers & Services	6.7
Commercial Services & Supplies	4.6
Energy Equipment & Services	4.5
Real Estate Investment Trusts	4.1
Diversified Telecommunication Services	4.0
Healthcare Equipment & Supplies	4.0
Communications Equipment	3.8
Insurance	3.8

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	13

Portfolio of Investments

as of August 31, 2008 (Unaudited) continued

Industry (cont’d)
Media	3.8%
Oil, Gas & Consumable Fuels	3.7
Wireless Telecommunication Services	3.5
Software	3.3
Capital Markets	2.9
Semiconductors & Semiconductor Equipment	2.9
Metals & Mining	2.7
Food & Staples Retailing	2.5
Hotels, Restaurants & Leisure	2.5
Electric Utilities	2.2
Life Sciences Tools & Services	2.1
Commercial Banks	2.0
Electronic Equipment & Instruments	2.0
Textiles, Apparel & Luxury Goods	1.6
Internet Software & Services	1.5
Chemicals	1.3
Aerospace & Defense	1.2
Food Products	1.0
Pharmaceuticals	1.0
Consumer Finance	0.9
Trading Companies & Distributors	0.9
Specialty Retail	0.8
Road & Rail	0.7
Air Freight & Logistics	0.6
Electrical Equipment	0.5
IT Services	0.5
Thrifts & Mortgage Finance	0.5
Marine	0.4
Real Estate Management & Development	0.4
Transportation Infrastructure	0.4
Diversified Consumer Services	0.3
Leisure Equipment & Products	0.3
Healthcare Technology	0.2

143.1
Liabilities in excess of other assets	(43.1)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

AUGUST 31, 2008	SEMIANNUAL REPORT

Jennison Small Cap Opportunity Fund

Statement of Assets and Liabilities

as of August 31, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $4,058,470:
Unaffiliated Investments (cost $9,670,802)	$9,190,211
Affiliated Investments (cost $4,661,763)	4,661,763
Cash	3,563
Receivable for investments sold	57,735
Receivable for Fund shares sold	36,446
Due from advisor	34,174
Dividends and interest receivable	5,323

Total assets	13,989,215

Liabilities
Collateral for securities on loan	4,244,769
Payable for investments purchased	34,841
Accrued expenses	32,590
Affiliated transfer agent fee payable	32
Distribution fee payable	21

Total liabilities	4,312,253

Net Assets	$9,676,962

Net assets were comprised of:
Shares of beneficial interest, at par	$1,021
Paid-in capital in excess of par	10,199,535

10,200,556
Undistributed net investment income	15,181
Accumulated net realized loss on investment transactions	(58,184)
Net unrealized depreciation on investments	(480,591)

Net assets, August 31, 2008	$9,676,962

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($193,460 ÷ 20,431 shares of beneficial interest issued and outstanding)	$9.47
Maximum sales charge (5.50% of offering price)	0.55

Maximum offering price to public	$10.02

Class R
Net asset value, offering price and redemption price per share ($947 ÷ 100 shares of beneficial interest issued and outstanding)	$9.47

Class Z
Net asset value, offering price and redemption price per share ($9,482,555 ÷ 1,000,577 shares of beneficial interest issued and outstanding)	$9.48

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	17

Statement of Operations

For the period June 6, 2008(a) through August 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$33,053
Affiliated dividend income	5,854
Affiliated income from securities loaned, net	3,160

Total income	42,067

Expenses
Management fee	20,118
Distribution fee—Class A	21
Distribution fee—Class R	1
Transfer agent’s fees and expenses (including affiliated expenses of $39) (Note 3)	33,000
Legal fees and expenses	26,000
Registration fees	23,000
Custodian’s fees and expenses	13,000
Reports to shareholders	11,000
Audit fee	5,000
Trustees’ fees	4,000
Interest expense (Note 7)	41
Miscellaneous	7,952

Total expenses	143,133
Less: expense subsidy (Note 2)	(116,247)

Net expenses	26,886

Net investment income	15,181

Realized And Unrealized Loss On Investments
Net realized loss on investment transactions	(58,184)
Net unrealized depreciation on investments	(480,591)

Net loss on investments	(538,775)

Net Decrease In Net Assets Resulting From Operations	$(523,594)

(a)	Commencement of investment operations.

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

June 6, 2008* through August 31, 2008
Increase In Net Assets
Operations
Net investment income	$15,181
Net realized loss on investments	(58,184)
Net unrealized depreciation on investments	(480,591)

Net decrease in net assets resulting from operations	(523,594)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	10,200,556
Net asset value of shares issued in reinvestment of dividends	—
Cost of shares reacquired	—

Net increase in net assets from Fund share transactions	10,200,556

Total increase	9,676,962

Net Assets
Beginning of period	—

End of period(a)	$9,676,962

(a) Includes undistributed net investment income of:	$15,181

*	Commencement of investment operations.

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	19

Notes to Financial Statements

(Unaudited)

JennisonDryden Opportunity Funds (formerly, Strategic Partners Opportunity Funds) (the “Trust”), is registered under the Investment Company Act of 1940 as a open-end management investment company. The Trust was established as a Delaware business Trust on January 28, 2000. The Trust currently consists of three series: Jennison Select Growth Fund, Dryden Strategic Value Fund and Jennison Small Cap Opportunity Fund (the “Fund”). These financial statements relate to Jennison Small Cap Opportunity Fund, a diversified Fund. The financial statements of the Jennison Select Growth and Dryden Strategic Value Fund are not presented herein.

The investment objective of the Fund is capital growth. The Fund seeks to achieve its investment objective by normally investing at least 80% of its investable assets in equity and equity-related securities of small, less well-known companies that the investment subadviser believes are relatively undervalued.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the

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factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days, are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Jennison Small Cap Opportunity Fund	21

Notes to Financial Statements

(Unaudited) continued

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of the subadviser, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90 of 1% of the Fund’s average daily net assets.

PI has contractually agreed through June 30, 2009 to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, non-routine expenses and certain other miscellaneous expenses) of each class of shares does not exceed 1.20% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class R shares, pursuant to plans of distribution (the “Class A and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1% and .75 of 1% of the average daily net assets of the Class A and R shares, respectively. PIMS has contractually agreed to limit such expenses to 0.50 of 1% of the average daily net assets of the Class R shares for the period ending June 30, 2009.

PIMS has advised the Fund that it has received approximately $200 in front-end sales charges resulting from sales of Class A shares, during the period ended August 31, 2008. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the period ended August 31, 2008, PIM has been compensated approximately $1,400 for these services.

Jennison Small Cap Opportunity Fund	23

Notes to Financial Statements

(Unaudited) continued

The Fund invests in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended August 31, 2008, were $10,882,936 and $1,153,919, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$14,333,145	$368,029	$(849,200)	$(481,171)

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Management has analyzed the Funds’ tax positions taken and has concluded that as of August 31, 2008, no provision for income tax would be required in the Funds’ financial statements.

Note 6. Capital

The Fund capital consists of Class A, Class B, Class C, Class R and Class Z shares. During the period ended August 31, 2008, only Class A, Class R and Class Z shares were being offered. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a

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limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At August 31, 2008, 98.0% of the shares outstanding were owned by the Manager and its affiliates.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended August 31, 2008:*
Shares sold	20,431	$194,018
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	20,431	$194,018

Class R
Period ended August 31, 2008:*
Shares sold	100	$1,000
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	100	$1,000

Class Z
Period ended August 31, 2008:*
Shares sold	1,000,577	$10,005,538
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	1,000,577	$10,005,538

*	Commenced operations on June 6, 2008.

Note 7. Borrowing

The Fund along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose

Jennison Small Cap Opportunity Fund	25

Notes to Financial Statements

(Unaudited) continued

of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended August 31, 2008.

During the period ended August 31, 2008, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was approximately $124,000 at a weighted average interest rate of 4.00%.

Note 8. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 9. Subsequent Event

As a result of the bankruptcy filing by Lehman Brothers Holdings Inc., which was the parent company to the Fund’s Securities Lending Counter Party, Lehman Brothers Inc. (Lehman), the Fund’s Securities Lending Agent utilized collateral held on behalf of the Fund for securities out on loan to compensate the Fund for the failure of Lehman to return the securities.

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Financial Highlights

(Unaudited)

	Class A
	June 6, 2008(a) through August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income (loss) from investment operations:
Net investment loss	—	(g)
Net realized and unrealized loss on investment transactions	(.53)

Total from investment operations	(.53)

Net asset value, end of period	$9.47

Total Return(b):	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$193
Average net assets (000)	$29
Ratios to average net assets(c)(d)(e):
Expenses, including distribution and service (12b-1) fees	1.50%
Expenses, excluding distribution and service (12b-1) fees	1.20%
Net investment loss	(.24)%
For Class A, R and Z shares:
Portfolio turnover rate	13	%(f)

(a)	Inception date of Class A shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, non-routine expenses and other miscellaneous expenses to 1.20% of the average daily net assets of Class A shares. If the Manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees, and net investment loss ratios would be 6.70%, 6.40% and (5.91)%, respectively.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than .005.

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	27

Financial Highlights

(Unaudited) continued

Class R
June 6, 2008(a) through August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income	— (h)
Net realized and unrealized loss on investment transactions	(.53)

Total from investment operations	(.53)

Net asset value, end of period	$9.47

Total Return(b):	(5.30)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$1
Ratios to average net assets(c)(d)(e):
Expenses, including distribution and service (12b-1) fees(f)	1.70%
Expenses, excluding distribution and service (12b-1) fees	1.20%
Net investment income	.16%

(a)	Inception date of Class R shares.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, non-routine expenses and other miscellaneous expenses to 1.20% of the average daily net assets of Class R. If the Manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees, and net investment loss ratios would be 6.90%, 6.40% and (4.92)%, respectively.
(e)	Annualized.
(f)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(h)	Less than .005.

See Notes to Financial Statements.

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Financial Highlights

(Unaudited) continued

Class Z
June 6, 2008(a) through August 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized loss on investment transactions	(.54)

Total from investment operations	(.52)

Net asset value, end of period	$9.48

Total Return(b):	(5.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,483
Average net assets (000)	$9,348
Ratios to average net assets(c)(d)(e):
Expenses, including distribution and service (12b-1) fees	1.20%
Expenses, excluding distribution and service (12b-1) fees	1.20%
Net investment income	.68%

(a)	Inception date of Class Z shares.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, non-routine expenses and other miscellaneous expenses to 1.20% of the average daily net assets of Class Z. If the Manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees, and net investment loss ratios would be 6.40%, 6.40% and (4.52)%, respectively.
(e)	Annualized.

See Notes to Financial Statements.

Jennison Small Cap Opportunity Fund	29

Approval of Advisory Agreements

At meetings of the Board held on March 11-13, 2008, the Board approved the creation of a new fund, to be known as the Jennison Small Cap Opportunity Fund (the “New Fund”), and at the same meetings approved an amended management agreement with Prudential Investments LLC (the “Manager”) and a new subadvisory agreement with Jennison Associates LLC (“Jennison” or the “new subadviser”). The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the new agreements are discussed separately below.

Nature, Quality and Extent of Services

With respect to the Manager, the Board noted that in connection with the approval of the management agreement, it had received and considered information about the Manager at the March 11-13, 2008 meetings, and concluded that it was satisfied with the nature, quality and extent of services to be provided by the Manager under the management agreement. The Board determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by the Manager under the amended management agreement covering the New Fund would be similar in nature to those provided to other Prudential mutual funds under the existing management agreement.

With respect to the new subadviser, the Board received and considered information regarding the nature and extent of services that would be provided to the New Fund under the new subadvisory agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of the portfolio manager for the new subadviser. The Board was also provided with information pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to the new subadviser. The Board noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to the new subadviser. The Board considered the new subadviser’s experience and reputation in managing other funds with similar investment objectives and strategies.

The Board concluded that it was reasonable to expect that it would be satisfied with the nature, extent and quality of investment management and investment subadvisory services to be provided by the Manager and the new subadviser, respectively.

Performance

Because the New Fund had not commenced operations, no performance of the New Fund itself existed for Board review. The Board, however, received and considered information regarding the performance of the new subadviser in managing strategies

Jennison Small Cap Opportunity Fund

Approval of Advisory Agreements (continued)

and mutual funds with similar investment objectives and strategies. The Board concluded that it was satisfied with the performance records of the Manager and the new subadviser.

Fee Rates

The Board considered the proposed management fees to be paid by the New Fund to the Manager and the proposed subadvisory fees to be paid by the Manager to the new subadviser, as set forth below. The Board also received and considered comparative fee information of a group of comparable funds (the “peer group”) selected by Lipper, Inc., an independent data service. The Board considered that the New Fund’s estimated annual operating expenses and the New Fund’s contractual management fees were only one basis point higher than the peer group’s average.

Fund	Management Fees	Subadvisory Fees
Jennison Small Cap Opportunity Fund	.90%	0.60% of average daily net assets

The Board concluded that the fees were reasonable in light of the services to be provided.

Profitability

Because the New Fund had not commenced operations, the Board noted that there was no historical profitability to be reviewed. The Board noted that it would review profitability at its next annual approval of the agreements.

Economies of Scale

The Board noted that the advisory fee schedule for the New Fund did not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board concluded that it would be reasonable to approve the agreement and to re-consider economies of scale at its next annual review of the agreements.

Other Benefits to the Manager and the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Manager and the new subadviser. The Board considered that any potential benefits to be derived by the Manager were similar to benefits derived by the Manager in connection with its services to the other Prudential mutual funds, which are reviewed on an annual basis. The Board considered that any potential benefits to be derived by the new subadviser were consistent with those generally derived by other subadvisers to the other Prudential mutual funds, and that those benefits are reviewed on an annual basis.

Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Small Cap Opportunity Fund, Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund is a series of JennisonDryden Opportunity Funds, a Delaware business trust.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Small Cap Opportunity Fund
Share Class	A	R	Z
NASDAQ	JNOAX	JNORX	JNOZX
CUSIP	47629Q104	47629Q401	47629Q500

MF204E2    IFS-A156582    Ed. 10/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	JennisonDryden Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date October 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 24, 2008

*	Print the name and title of each signing officer under his or her signature.